InvestorACInstitutionalandClassR [Member] Investment Strategy - Investor A, C, Institutional and Class R - BlackRock International Select Equity Fund	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of foreign issuers and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities.
Equity securities include common stock, preferred stock, depositary receipts and securities or other instruments whose price is linked to the value of common stock. The Fund may also purchase convertible securities.
Foreign securities may include securities of (i) foreign government issuers, (ii) issuers organized or located outside the United States, (iii) issuers which primarily trade in a market located outside the United States, or (iv) issuers doing a substantial amount of business outside the United States, which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the United States or have at least 50% of their sales or assets outside the United States. The Fund will allocate its assets among various regions and countries (but in no less than three different countries). The Fund will invest at least 65% of its net assets in equities of corporations domiciled in European countries. The Fund may invest in companies of any size.
The Fund may invest in both developed and emerging markets. In addition to investing in foreign securities, the Fund may manage its exposure to foreign currencies through the use of forward currency contracts and other currency derivatives. However, foreign exchange risk is not expected to be systematically hedged. From time to time, the Fund may own foreign cash equivalents or foreign bank deposits as part of the Fund’s investment strategy. The Fund may also invest in non-U.S. currencies.
The Fund may use derivatives, including options, futures, swaps and forward contracts both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to effectively manage cash flows into or out of the Fund, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a commodity (such as oil or gas), a currency or an index.
While the Fund is classified as diversified under the Investment Company Act of 1940, it is generally expected to hold a limited number of issuers (25-45 holdings).